Employee Benefits	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Note 16 - Employee Benefits
Note 16 - Employee Benefits

A.	Composition

Composition of employee benefits:

As of December 31
2023	2022
$ millions	$ millions

Fair value of plan assets	453	432
Termination benefits	(64)	(86)
Defined benefit obligation	(653)	(664)
	(264)	(318)

Composition of fair value of the plan assets:

As of December 31
2023	2022
$ millions	$ millions

Equity instruments
With quoted market price	138	126
Without quoted market price	38	40
	176	166
Debt instruments
With quoted market price	240	232
Without quoted market price	13	10
	253	242
Deposits with insurance companies	24	24

	453	432

B.	Severance Pay

1.	Israeli companies

The labor laws in Israel require the Company to pay severance pay to employees who were dismissed or have retired (including those who left the Company in other specific circumstances). The liability for the payment of severance pay is calculated according to the labor agreements in effect on the basis of salary components which, in the opinion of Company management, create an obligation to pay severance pay.

The Company has two severance pay plans: one plan according to the provisions of section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan; and the other for employees to whom section 14 does not apply, which is accounted for as a defined benefit plan. The Company’s liability in Israel for the payment of severance pay to employees is mostly covered by current deposits in the names of the employees in recognized pension and severance pay funds, and by the acquisition of insurance policies, which are accounted for as plan assets.

2.	Certain subsidiaries outside Israel

In countries wherein subsidiaries operate that have no law requiring payment of severance pay, the subsidiaries have not recorded a provision in the financial statements for possible eventual future severance payments to employees, except in cases where part of the activities of the enterprise is discontinued and, as a result, the employees are dismissed.

C.	Pension and Early Retirement

(1)
Some of the Company’s employees in and outside of Israel have defined benefit pension plans for their retirement, which are controlled by the Company. Generally, according to the terms of the plans, as stated, the employees are entitled to receive pension payments based on, among other things, their number of years of service (in certain cases up to 70% of their last base salary) or computed, in certain cases, based on a fixed salary. Some employees of a subsidiary in Israel are entitled to early retirement if they meet certain conditions, including age and seniority at the time of retirement.

(2)
Some subsidiaries have signed plans with funds – and with a pension fund for some of the employees – under which such subsidiaries make current deposits with that fund which releases them from their liability for making pension payments under the labor agreements to their employees upon reaching a retirement age. The amounts funded are not reflected in the statements of financial position, since they are not under the control and management of the subsidiaries.

D.	Post-employment retirement benefits

Some of the Company retirees receive, aside from the pension payments from a pension fund, benefits that are primarily holiday gifts and paid vacations. The company’s liability for these costs accrues during the employment period. The Company includes in its financial statements the projected costs in the post-employment period according to an actuarial calculation.

E.	Movement in net defined benefit obligation and in its components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2023	2022	2023	2022	2023	2022
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as of January 1	432	648	(664)	(993)	(232)	(345)
Income (costs) included in profit or loss:
Current service costs	-	-	(15)	(23)	(15)	(23)
Interest income (expenses)	20	12	(31)	(20)	(11)	(8)
Past service cost	-	-	(1)	-	(1)	-
Effect of movements in exchange rates, net	(6)	(32)	10	56	4	24
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	-	-	24	230	24	230
Other actuarial gains	8	(147)	-	-	8	(147)
Change with respect to translation differences, net	12	(34)	(15)	43	(3)	9
Other movements:
Benefits received (paid)	(19)	(20)	39	43	20	23
Employer contribution	6	5	-	-	6	5
Balance as of December 31	453	432	(653)	(664)	(200)	(232)

The actual return on plan assets in 2023 is $ 28 million, compared with $(135) million in 2022.

F.	Actuarial assumptions

Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2023	2022	2021
%	%	%

Discount rate as of December 31	4.9	4.7	2.1
Future salary increases	3.6	3.9	3.9
Future pension increase	2.6	2.8	2.3

G.	Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonably possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2023
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions

Significant actuarial assumptions
Salary increases	(10)	(5)	5	10
Discount rate	28	14	(14)	(28)
Mortality table	14	7	(7)	(14)

The assumptions regarding the future mortality rates are based on published statistics and accepted mortality tables.

H.	The Effect of the plans on the Company's future cash flows

The expenses recorded in respect of defined contribution plans in 2023 are $38 million (compared with $39 million in 2022).

The Company estimates that the expected deposits in 2024 to fund defined benefit plans are about $8 million.

As of December 31, 2023, the Company estimates that the life of the defined benefit plans, based on a weighted average, is about 11 years compared to the weighted average in 2022.

I.	Long-term incentive plan

(1)
In February 2023, the Company’s HR & Compensation Committee and the Board of Directors approved a new biennial equity grant for the years 2023-2024 in the form of options exercisable to the Company's ordinary shares. For further information, see Note 19.

(2)
In November 2021, Company's HR & Compensation Committee and the Board of Directors approved a new Cash LTI plan, according to which, other senior managers will be awarded a cash incentive in 2025, the fair value at the grant date is about $37 million. The grant is subject to achievement of certain financial targets over the three years and can be affected by the change in share price.